SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL
Schedule Of Warrant activity

	Number	Weighted average exercise price
Balance as at December 31, 2022	50,347,237	$0.35
Warrants expired	(18,297,009)	0.31
Warrants issued	52,589,759	0.21
Balance as at December 31, 2023	84,639,987	$0.27
Warrants issued	57,046,753	0.20
Balance as at December 31, 2024	141,686,740	$0.24

Schedule Of Warrants outstanding

Exercise price	Number of warrants outstanding	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$0.200	100,377,253	$0.20	2.39
$0.270	9,259,259	$0.27	1.47
$0.374	32,050,228	$0.37	0.50
	141,686,740	$0.24	1.90

Schedule Of Stock option activity

	Number	Weighted average exercise price
Balance as at December 31, 2022	46,372,500	$0.37
Options granted	16,960,000	0.19
Options expired	(16,517,500)	0.44
Options forfeited	(1,755,000)	0.23
Balance as at December 31, 2023	45,060,000	$0.28
Options granted	26,907,500	0.12
Options expired	(11,500,000)	0.33
Options forfeited	(2,000,000)	0.17
Balance as at December 31, 2024	58,467,500	$0.20

Schedule OfStock options outstanding
	Options Outstanding			Options Exercisable
Exercise price	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
0.10 - 0.18	26,482,500	$0.12	4.11	13,235,000	$0.12	4.10
0.185 - 0.25	16,210,000	$0.20	2.61	16,210,000	$0.20	2.61
0.26 - 0.50	15,775,000	$0.33	1.67	15,775,000	$0.33	1.67
	58,467,500	$0.20	3.03	45,220,000	$0.22	2.72

Schedule Of Share-based payments expenses

	For the year ended December 31,
Statements of Net Loss:	2024	2023
General and administration	$936	$1,170
Exploration and evaluation	17	56
Investor relations and marketing communications	254	121
Corporate development and due diligence	412	245
Subtotal	$1,619	$1,592
Statements of Financial Position:
Mineral Properties	697	892
Total	$2,316	$2,484

Schedule Of Stock option weighted average assumptions

	For the year ended December 31,
	2024	2023
Risk-free interest rate	3.50%	3.25%
Share price at grant date (in dollars)	$0.12	$0.19
Exercise price (in dollars)	$0.12	$0.19
Expected life (years)	5.00 years	5.00 years
Expected volatility (1)	57.20%	65.06%
Forfeiture rate	7.50%	7.50%
Expected dividend yield	Nil	Nil

Summarizes of changes in RSU's

	Number	Weighted average fair value
Balance as at December 31, 2022	1,890,002	$0.31
RSUs granted	2,817,045	0.18
RSUs settled	(763,330)	0.33
RSUs forfeited	(330,002)	0.30
Balance as at December 31, 2023	3,613,715	$0.20
RSUs granted	8,422,115	0.11
RSUs settled	(1,094,168)	0.25
RSUs forfeited	(1,261,213)	0.18
Balance as at December 31, 2024	9,680,449	$0.12

Schedule Of Share-based payments expenses And reserve

	Number	Weighted average fair value
Balance as at December 31, 2022	659,000	$0.30
DSUs granted	450,000	0.18
Balance as at December 31, 2023	1,109,000	$0.25
DSUs granted	400,000	0.11
Balance as at December 31, 2024	1,509,000	$0.21

Summarizes of changes in PSUs

	Number	Weighted average fair value
Balance as at December 31, 2022	1,913,000	$0.24
PSUs granted	4,900,000	0.22
Balance as at December 31, 2023	6,813,000	$0.23
PSUs granted	5,650,000	0.09
PSU forfeited	(1,997,000)	0.22
Balance as at December 31, 2024	10,466,000	$0.16